Annual Total Returns [BarChart] - FS Multi-Strategy Alternatives Fund - Class I	Apr. 30, 2021
Bar Chart Table:
Annual Return 2017	1.90%
Annual Return 2018	(3.82%)
Annual Return 2019	7.77%
Annual Return 2020	(3.65%)